FAIR VALUE OF INVESTMENTS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE OF INVESTMENTS
Fair value assets, amount transferred between measurement levels	$ 0	$ 0
Fair value liabilities, amount transferred between measurement levels	0	0
FAIR VALUE OF INVESTMENTS
Fair Value	219,599,631	297,556,960
Total
FAIR VALUE OF INVESTMENTS
Fair Value	219,599,631	297,556,960
Level II
FAIR VALUE OF INVESTMENTS
Fair Value	$ 219,599,631	$ 297,556,960